Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense
Summary of income tax expense

	2025	2024	2023
	$m	$m	$m
Current tax charge	119	110	114
Adjustment in respect of previous periods	(5)	6	(11)
Total current tax	114	116	103
Deferred tax (credit)/charge	(14)	9	31
Deferred tax adjustment in respect of previous periods	—	(9)	(5)
Total deferred tax	(14)	—	26
Total income tax charge	100	116	129

Summary of reconciliation between income tax expense and accounting loss

	2025	2024	2023
	$m	$m	$m
Profit before tax	390	462	566
Tax calculated at domestic tax rates applicable to profits in the respective countries	99	119	144
Adjustment in respect of previous periods	(5)	(3)	(16)
Amounts not (taxable)/deductible for tax purposes – one-off and adjusting items	—	(1)	1
Expenses not deductible for tax purposes – other	10	8	7
Income not subject to tax	(3)	(3)	(2)
Impairment of goodwill	—	8	—
Deferred tax recognised on losses	(6)	(11)	(4)
Deferred tax impact of change in tax rates	(4)	(4)	—
Impact of items on which no deferred tax has been recognised	9	3	—
Local business taxes	1	1	—
US BEAT liability	—	—	1
Tax credits	(2)	(1)	(2)
Other	1	—	—
Total tax charge	100	116	129